Inventories - Additional Information (Detail) - Cost of goods sold [member] - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Disclosure of inventories [line items]
Inventories recognized as expense	¥ 624,878	¥ 608,280	¥ 542,319
Write-down of inventories recognized as expense	¥ 5,471	¥ 5,710	¥ 4,867